Note 12 - Fair Value Measurements (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Jun. 14, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 08, 2023	May 31, 2022
Fixed Payment Arrangements			$ 8,337	$ 10,420
Impairment of Intangible Assets (Excluding Goodwill)			$ 0	$ 5,600
Class of Warrant or Right, Issued During Period (in shares)	[1]		1,806,434
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]				Asset Impairment Charges
Tranche B Common Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					2,173,912
Stock Issued During Period, Shares, Warrants Exercised (in shares)		367,478
Tranche B Pre-Funded Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares)		1,806,434	1,806,434
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0.0001
Fair Value, Nonrecurring [Member]
Fixed Payment Arrangements						$ 7,600
Fair Value, Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Fixed Payment Arrangements, Measurement Input			10.00%
Fair Value, Nonrecurring [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Fixed Payment Arrangements, Measurement Input			15.40%

[1]	The warrants issued during fiscal 2024 were a result of 1,806,434 Tranche B Warrants being exercise to 1,806,434 Tranche B Pre-Funded Warrants.